Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic			$ (10,222,781)	$ 978,993
Foreign			(2,939,936)	(9,189,502)
Total	$ (6,766,834)	$ (2,103,935)	$ (13,162,717)	$ (8,210,509)